Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator Equity Defined Protection ETF® – 1 Yr May

Innovator Growth-100 Power Buffer ETF™ – May

Innovator International Developed Power Buffer ETF™ – May

Innovator U.S. Equity Buffer ETF™ – May

Innovator U.S. Equity Power Buffer ETF™ – May

Innovator U.S. Equity Ultra Buffer ETF™ – May

Innovator U.S. Small Cap Power Buffer ETF™ – May

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus

Dated February 27, 2026

May 1, 2026

As described in detail in each Fund’s prospectus, an investment in shares of each Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the Outcome Period of approximately one year. The prior Outcome Period ended on April 30, 2026. Each Fund has commenced a new Outcome Period that began on May 1, 2026 and will end on April 30, 2027. An investment in each Fund over the course of the Outcome Period will be subject to such Fund’s Cap as set forth in the table below.

Fund	Ticker	Cap	Investment Objective
Innovator Equity Defined Protection ETF® – 1 Yr May	ZMAY	Gross: 7.31% Net: 6.52%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 7.31% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from May 1, 2026 to April 30, 2027.
Innovator Growth-100 Power Buffer ETF™ – May	NMAY	Gross: 16.22% Net: 15.43%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 16.22% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from May 1, 2026 to April 30, 2027.
Innovator International Developed Power Buffer ETF™ – May	IMAY	Gross: 15.94% Net: 15.09%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 15.94% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from May 1, 2026 to April 30, 2027.
Innovator U.S. Equity Buffer ETF™ – May	BMAY	Gross: 16.93% Net: 16.14%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 16.93% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from May 1, 2026 to April 30, 2027.
Innovator U.S. Equity Power Buffer ETF™ – May	PMAY	Gross: 13.00% Net: 12.21%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 13.00% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from May 1, 2026 to April 30, 2027.
Innovator U.S. Equity Ultra Buffer ETF™ – May	UMAY	Gross: 12.54% Net: 11.75%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 12.54% (prior to taking into account management fees and other fees) while providing a buffer against Underlying ETF losses of between 5% and 35% (prior to taking into account management fees and other fees), over the period from May 1, 2026 to April 30, 2027.
Innovator U.S. Small Cap Power Buffer ETF™ – May	KMAY	Gross: 18.45% Net: 17.66%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 18.45% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from May 1, 2026 to April 30, 2027.

* Takes into account the Fund’s unitary management fee.

In connection with onset of the new Outcome Period, each Fund’s prospectus is amended as set forth below:

1.	Each Fund’s investment objective is deleted in its entirety and replaced with the corresponding investment objective set forth in the table above.

2.	All references to the dates associated with the prior outcome period are deleted in their entirety and replaced with references to new Outcome Period: May 1, 2026 through April 30, 2027.

3.	All references to the Cap for the prior Outcome Period are deleted in their entirety and replaced with the corresponding Cap set forth in the table above.

Please Keep This Supplement With Your Prospectus For Future Reference